Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	May 21, 2013 Flood-Insurance-Related Business Process Outsourcing Practice [Member]	May 13, 2013 Subsequent Event [Member] Flood-Insurance-Related Business Process Outsourcing Practice [Member]	May 15, 2013 Subsequent Event [Member] Pending Litigation [Member] United States District Court, Eastern District of Virginia [Member]	Jul. 19, 2013 NPS Applied Technology Division [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement amount								$ 97.5
Amount of cash consideration received	56	2				43	43		178
Discontinued Operations, Proceeds from Divestiture of Business, Working Capital Adjustment							4		67
Gain on disposition, before taxes		$ 2	$ 769	$ (2)	$ 59		$ 25		$ 6